Federal Home Loan Bank Advances - Scheduled Principal Reductions of Federal Home Loan Bank Advances (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Banking and Thrift [Abstract]
2015	$ 5,000
2017	2,500
2018	10,000
2019	5,000
Total	$ 22,500	$ 37,726